Related Party Transactions (Details) - Schedule of Related Parties with Transactions and Related Party Relationships	6 Months Ended
Apr. 30, 2024
Dr. Guohua Zhang [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group	Chief Executive Officer and Chairman of the Board [1]
Shanghai Weisheng International Logistics Co., Ltd [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group	Controlled by a shareholder of the Company
Topsheen Shipping Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group	Controlled by a shareholder of the Company
Nanjing Derun Shipping Co., Ltd. [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group	Controlled by a shareholder of the Company
Top Wisdom Shipping Management Co. Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group	Controlled by a shareholder of the Company
Beijing Hanpu Technology Co., Ltd. [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group	Controlled by a shareholder of the Company
Max Bright Marine Service Co. Ltd. [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group	Controlled by a shareholder of the Company
Top Legend Shipping Co. Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group	Controlled by a shareholder of the Company
Top Creation International (HK) Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group	Controlled by a shareholder of the Company
Top Moral Shipping Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group	Controlled by a shareholder of the Company
New Galion Group (HK) Co. Ltd (“New Galion”) [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group	Controlled by Dr. Guohua Zhang

[1]	Prior to July 11, 2024, Dr. Guohua Zhang (“Dr. Zhang”), the Chairman of the Board of Directors and then Chief Executive Officer and Interim Chief Financial Officer of the Company was the ultimate controlling shareholder of the Group, holding 67.14% beneficial ownership of Caravelle’s ordinary shares. On July 11, 2024, Dr. Zhang and an affiliate transferred 20,000,000 Ordinary Shares, representing 35.85% of the Company’s outstanding shares, to High-Trend. In connection therewith, Dr. Zhang resigned as Caravelle’s Chief Executive Officer and Interim Chief Financial Officer.